Annual Total Returns[BarChart] - Victory Strategic Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.66%	8.67%	0.71%	2.03%	(0.93%)	6.20%	5.12%	(0.66%)	9.17%	9.09%